Derivative instruments and hedging activities - Schedule of derivative instruments in statement of financial position fair value (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2020	Mar. 31, 2020
Carrying amount of the hedged assets/liabilities	¥ 1,301	¥ 1,098
Cumulative gains/(losses) of fair value hedging	(33)	(36)
Long-term borrowings [Member]
Carrying amount of the hedged assets/liabilities	1,301	1,098
Cumulative gains/(losses) of fair value hedging	¥ (33)	¥ (36)